CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF EQUITY
Distributions paid, per share (in dollars per share)	$ (2.10)	$ (2.60)	$ (3.20)